Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Consolidated Statements of Comprehensive Loss [Abstract]
REVENUES	$ 38	$ 168	$ 306
COST OF REVENUES	(16)	(42)	(59)
GROSS PROFIT	22	126	247
OPERATING EXPENSES
Research and development expenses	(733)	(536)	(519)
Sales and marketing expenses	(409)	(301)	(375)
General and administrative expenses	(2,078)	(1,773)	(1,764)
Other income, net	161	225	17
Share of net loss of a joint venture accounted for using the equity method	(95)	(79)	(19)
TOTAL OPERATING EXPENSES	(3,154)	(2,464)	(2,660)
OPERATING LOSS	(3,132)	(2,338)	(2,413)
Financial expenses	(863)	(204)	(55)
Financial income	271	434	602
FINANCIAL (EXPENSES) INCOME - NET	(592)	230	547
NET LOSS	(3,724)	(2,108)	(1,866)
ATTRIBUTABLE TO:
The parent company shareholders	(3,697)	(2,077)	(1,710)
Non-controlling interests	(27)	(31)	(156)
NET LOSS	$ (3,724)	$ (2,108)	$ (1,866)
LOSS PER COMMON SHARE – BASIC (in Dollars per share)	$ (0.08)	$ (0.04)	$ (0.07)
LOSS PER COMMON SHARE – DILUTED (in Dollars per share)	$ (0.08)	$ (0.04)	$ (0.07)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN CALCULATION OF LOSS PER COMMON SHARE (in Shares)	46,723,046	44,500,979	44,394,844